UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22819

                         ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                         New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                    Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ETFis Series Trust I REAVES UTILITIES ETF
SEMI-ANNUAL REPORT January 31, 2017

Table of Contents
January 31, 2017

Shareholder Letter (unaudited)
January 31, 2017

Dear Reaves Utilities ETF Shareholder:

I am pleased to present the semi-annual report for the Reaves Utilities ETF (NASDAQ: UTES), a series within the ETFis Series Trust I. UTES is an actively-managed ETF offering exposure to equity securities of companies in the utility sector.

The report provides financial statements and portfolio information for the Fund from August 1, 2016 through January 31, 2017. The report also contains commentary from the Fund’s subadviser, Reaves Asset Management, on how the Fund performed relative to the markets in which it invests.

On behalf of the investment professionals at Reaves Asset Management, I thank you for your investment. For more information about the Fund, including daily portfolio updates, please visit the Fund’s website, www.ReavesETFs.com. If you have any questions, please contact your financial advisor, or call 1-888-383-0553.

Sincerely,

William Smalley
President
ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2016 to January 31, 2017).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08/01/16	Ending Account Value 1/31/17	Annualized Expense Ratios for the Period(2)	Expenses Paid During Period(2)
Reaves Utilities ETF
Actual	$1,000	$957.60	0.95%	$4.69
Hypothetical(1)	$1,000	$1,020.42	0.95%	$4.84

(1)	Assuming 5% return before expenses.
(2)	Expenses are calculated using the Fund’s annualized ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Schedule of Investments — Reaves Utilities ETF
January 31, 2017 (unaudited)

Security Description	Shares	Value

Common Stocks — 96.5%

Utilities — 96.5%
American Water Works Co., Inc.	8,834	$648,769
Atmos Energy Corp.	7,955	606,012
Avangrid, Inc.	9,298	360,762
CMS Energy Corp.	14,408	613,781
DTE Energy Co.	9,746	961,345
Edison International	14,275	1,040,362
Hawaiian Electric Industries, Inc.	11,050	369,954
NextEra Energy Partners LP	18,392	579,900
NextEra Energy, Inc.	13,580	1,680,118
NiSource, Inc.	30,706	686,893
Pattern Energy Group, Inc.	28,286	558,366
PG&E Corp.	17,295	1,070,387
Pinnacle West Capital Corp.	5,508	427,586
Portland General Electric Co.	13,517	589,476
SCANA Corp.	9,098	625,033
Sempra Energy	10,753	1,101,000
Vectren Corp.	2,200	120,758
WEC Energy Group, Inc.	9,989	589,850
Xcel Energy, Inc.	10,178	420,555
Total Common Stocks
(Cost $12,403,824)		13,050,907
Security Description	Shares	Value

Money Market Fund 3.6%
Morgan Stanley Institutional Liquidity Fund —
Treasury Securities Portfolio 0.38%(1)
(Cost $493,022)	493,022	$493,022
TOTAL INVESTMENTS- 100.1%
(Cost $12,896,846)		13,543,929
Liabilities in Excess of Other Assets — (0.1)%		(9,134)
Net Assets — 100.0%		$13,534,795

(1)	Represents average annualized seven-day yield as of January 31, 2017.

Portfolio Composition
January 31, 2017

Asset Allocation as of 01/31/2017 (based on net assets)

Utilities	96.5%
Money Market Fund	3.6%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
January 31, 2017 (unaudited)

Reaves Utilities ETF
Assets:
Investments, at cost	$12,896,846
Investments, at value	13,543,929
Receivables:
Dividends and interest receivable	3,762
Total Assets	13,547,691

Liabilities:
Payables:
Sub-advisory fees	12,896
Total Liabilities	12,896
Net Assets	$13,534,795
Net Assets Consist of:
Paid-in capital	$12,751,588
Undistributed net investment income	2,699
Undistributed net realized gain on investments	133,425
Net unrealized appreciation on investments	647,083
Net Assets	$13,534,795
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	450,004
Net asset value per share	$30.08

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the Period Ended January 31, 2017 (unaudited)

Reaves Utilities ETF
Investment Income:
Dividend income	$218,882
Interest Income	395
Total Investment Income	219,277

Expenses:
Sub-advisory fees	64,969
Tax expense	31
Total Expenses	65,000
Net Investment Income	154,277

Net Realized Gain (Loss) on:
Investments	(95,429)
In-kind transactions	232,330
Total Net Realized Gain	136,901

Change in Net Unrealized Depreciation on:	(877,190)
Investments	(882,651)
Total Change in Net Unrealized Depreciation	(882,651)
Net Realized and Change in Unrealized Loss	(745,750)
Net Decrease in Net Assets Resulting from Operations	$(591,473)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Reaves Utilities ETF
	For the Six Months Ended January 31, 2017 (Unaudited)	For the Period September 23, 2015(1) Through July 31, 2016
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$154,277	$102,631
Net realized gain on investments	136,901	194,935
Net change in unrealized appreciation (depreciation) on investments	(882,651)	1,529,734
Net increase (decrease) in net assets resulting from operations	(591,473)	1,827,300

Distributions to Shareholders from:
Net investment income	(179,057)	(75,402)
Net realized gain	(198,411)	—
Total distributions	(377,468)	(75,402)

Shareholder Transactions:
Proceeds from shares sold	3,064,795	11,166,480
Cost of shares redeemed	(1,479,437)	—
Net increase in net assets resulting from shareholder transactions	1,585,358	11,166,480
Increase in net assets	616,417	12,918,378

Net Assets:
Beginning of period	12,918,378	—
End of period	$13,534,795	$12,918,378
Undistributed net investment income	$2,699	$27,479

Changes in Shares Outstanding:
Shares outstanding, beginning of period	400,004	—
Shares sold	100,000	400,004
Shares redeemed	(50,000)	—
Shares outstanding, end of period	450,004	400,004

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Reaves Utilities ETF
	For the Six Months Ended January 31, 2017 (Unaudited)		For the Period September 23, 2015(1) Through July 31, 2016

Per Share Data for a Share Outstanding Throughout each Period Presented:
Net asset value, beginning of period	$32.30		$25.00
Investment operations:
Net investment income(2)	0.34		0.47
Net realized and unrealized gain (loss) on investments	(1.72)		7.19
Total from investment operations	(1.38)		7.66

Less Distributions from:
Net Investment Income	(0.40)		(0.36)
Net realized gains	(0.44)		—
Total distributions	(0.84)		(0.36)
Net Asset Value, End of Period	$30.08		$32.30

Net Asset Value Total Return(3)	(4.24)%		30.85%
Net assets, end of period (000’s omitted)	$13,535		$12,918

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.95	%(4),(5)	0.95	%(4),(5)
Net investment income	2.26	%(4)	1.89	%(4)
Portfolio turnover rate(6)	16	%(7)	46	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
January 31, 2017 (unaudited)

1. ORGANIZATION

ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Reaves Utilities ETF (the “Fund”), a separate investment portfolio of the Trust, is presented herein. The Fund is classified as a non-diversified series of the Trust. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on September 23, 2015.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)
January 31, 2017 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

Assets
Level 1
Common Stocks	$13,050,907
Money Market Fund	493,022
Level 2	—
Level 3	—
Total	$13,543,929

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended January 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of January 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis.

The Fund pays all of its expenses not assumed by Reaves Asset Management, LLC (the “Sub-Adviser”), or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

3. INVESTMENT MANAGEMENT AGREEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolios. For its services on the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

The Advisory Agreement may be terminated on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders and on behalf of the Adviser, upon not less than 30 day’s written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser fee is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, payments under any 12b-1 plan adopted by the Fund, and other extraordinary expenses of the Fund.

Notes to Financial Statements (continued)
January 31, 2017 (unaudited)

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market in shares. The Distributor is a wholly-owned subsidiary of Virtus.

The Fund does not pay directly for the services it receives from the Distributor, but rather the Fund’s Sub-Adviser has agreed to pay the Distributor’s fees under the Sub-Adviser’s unified fee arrangements with the Fund.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, where the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

BNY Mellon provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are issued and redeemed generally in exchange for specified securities held by the Fund and a specified cash payment.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2017, the Fund had no accrued penalties or interest.

Notes to Financial Statements (continued)
January 31, 2017 (unaudited)

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$12,897,286	$720,570	$(73,927)	$646,643

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended January 31, 2017 were as follows:

Cost of Purchases	Sales	Purchases In-Kind	Sales In-Kind
$2,061,500	$2,726,184	$3,003,165	$1,423,450

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8. ASSET CONCENTRATION RISK

The Fund may invest a high percentage of its assets in Utility Sector Companies in the pursuit of its investment objectives. Fluctuations in this sector of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sector.

9. 10% SHAREHOLDERS

As of January 31, 2017, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
77	4

10. NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. SUBSEQUENT EVENTS

The Fund paid the following per share distributions after January 31, 2017:

Ordinary Income	Ex-Date
$0.12	3/20/2017

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that, except as set forth above, there are no material events that would require disclosure.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files it complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (the “SEC”) on Form N-Q. The Fund Form N-Q is available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.reavesetfs.com.

The Fund’s premium/discount information that is current as of the most recent month-end is available by visiting www.reavesetfs.com or by calling (888) 383-0553.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.reavesetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(03/17)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	4/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	4/6/2017

By	(Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(principal financial officer)

Date	4/6/2017

* Print the name and title of each signing officer under his or her signature.